3. Trademarks	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks

3.	TRADEMARKS

Trademarks consist of the following:

Trademarks at September 30, 2016	$22,592
Trademarks purchased at cost	7,493
Trademarks at September 30, 2017	30,085
Trademarks purchased at cost	8,148
Trademarks at March 31, 2018	$38,233

Trademarks consist of the following:

Trademarks at September 30, 2015	$20,174
Trademarks purchased at cost	2,418
Trademarks at September 30, 2016	22,592
Trademarks purchased at cost	7,493
Trademarks at September 30, 2017	$30,085